INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	Year Ended December 31,
	2021	2020
Current tax provision:
Federal	$—	$(28)
State	1	—
Foreign	(691)	(754)
Total current	(690)	(782)

Deferred tax provision:
Federal	—	—
State	—	—
Total deferred	—	—
Total income tax benefit	$(690)	$(782)

Schedule of income tax benefit

Country	NOL Carryforwards	Expiry Terms
U.K.	$262,434	Does not expire
U.S.	207,015	Expires in up to 16 years
U.S.	24,632	Does not expire
Australia	5,220	Does not expire
Israel	281,173	Does not expire
Finland	338	Expires in up to 7 years
Other	1,991	Expires in up to 5 years

Schedule of deferred tax assets

	As of December 31,
	2021	2020
Net operating loss carryforwards	$154,210	$145,355
Fixed assets	2,037	2,539
R&D amortization	6,613	6,393
Accruals and reserves	10,813	8,238
R&D and other credits	4,267	4,191
Share-based compensation	2,645	2,306
Total deferred tax assets	180,585	169,022
Intangible assets	(1,145)	(1,395)
Total deferred tax liabilities	(1,145)	(1,395)
Valuation allowance	(179,440)	(167,627)
Total deferred tax assets, net	$—	$—

Schedule of reconciliation of income taxes

	Years Ended December 31,
	2021	2020
Expected income tax benefit at U.S. rates	$14,713	$5,549
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	238	(301)
Expenditures not deductible for tax purposes	(198)	(43)
Non-deductible officer compensation	(1,656)	—
Fair market value changes	1,590	—
Expiry of foreign taxable losses	(4,493)	6,218
Other	599	502
Valuation allowance on tax benefits	(11,817)	(13,385)
UK R&D tax credits	1,714	2,242
Income tax benefit	$690	$782